Cover	Jan. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2025
Entity File Number	1-2402
Entity Registrant Name	HORMEL FOODS CORPORATION
Entity Central Index Key	0000048465
Entity Tax Identification Number	41-0319970
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Hormel Place
Entity Address, City or Town	Austin
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55912
City Area Code	507
Local Phone Number	437-5611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01465 par value
Trading Symbol	HRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false